Stock-Based Compensation - Stock-Based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Stock-Based Compensation Expense
Stock-based compensation expense recognized	$ 19,457	$ 8,625
Unrecognized stock-based compensation expense related to unvested stock option	$ 54,400
Period over which unamortized stock-based compensation expense to be recognized	2 years 6 months
Research and development
Stock-Based Compensation Expense
Stock-based compensation expense recognized	$ 10,110	4,745
General and administrative
Stock-Based Compensation Expense
Stock-based compensation expense recognized	9,347	3,880
Executives
Stock-Based Compensation Expense
Stock-based compensation expense recognized	300	300
Stock options
Stock-Based Compensation Expense
Stock-based compensation expense recognized	19,399	8,553
Restricted stock awards
Stock-Based Compensation Expense
Stock-based compensation expense recognized	$ 58	$ 72